Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Schedule of Estimated Quantities of Proved Developed and Proved Undeveloped ("PUD") Oil, Natural Gas and NGL Reserves of the Company (Detail)
	Dec. 31, 2017 MBoe MBbls MMcf	Dec. 31, 2016 MBoe MBbls MMcf	Dec. 31, 2015 MBoe MBbls MMcf	Dec. 31, 2014 MBoe MBbls MMcf
Reserve Quantities [Line Items]
Total Proved Developed Reserves | MBoe	79,585	13,057	2,484
Total Proved Undeveloped Reserves | MBoe	151,724
Total proved reserves | MBoe	231,309	13,057	2,484	419
Oil (mbbl)
Reserve Quantities [Line Items]
Proved Developed Reserves	12,352	2,900	387
Proved Undeveloped Reserves	25,068
Proved Reserves	37,420	2,900	387	81
Natural Gas (mmcf)
Reserve Quantities [Line Items]
Proved Developed Reserves | MMcf	259,193	39,831	8,517
Proved Undeveloped Reserves | MMcf	426,676
Proved Reserves | MMcf	685,869	39,831	8,517	1,798
NGLs (mbbl)
Reserve Quantities [Line Items]
Proved Developed Reserves	24,034	3,519	678
Proved Undeveloped Reserves	55,544
Proved Reserves	79,578	3,519	678	38